Unaudited Interim Condensed Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)
Statement [LineItems]
CONSOLIDATED NET INCOME	$ 530	$ 10,462	$ 8,894
Other comprehensive income, net of taxes:
Valuation of the effective portion of derivative financial instruments, net of taxes	(24)	(474)	(416)
Exchange differences on the translation of foreign operations and associates	(231)	(4,552)	(13,798)
Other comprehensive (loss) to be reclassified to profit or loss in subsequent periods	(255)	(5,026)	(14,214)
Items that will not to be reclassified to profit or loss in subsequent periods:
Re-measurements of the net defined benefit liability, net of taxes	(2)	(48)	168
Other comprehensive (loss) income not being reclassified to profit or loss in subsequent periods	(2)	(48)	168
Total other comprehensive (loss), net of tax	(257)	(5,074)	(14,046)
Consolidated comprehensive income (loss), net of tax	273	5,388	(5,152)
Attributable to:
Equity holders of the parent		5,535
Non-controlling interest		(147)
Consolidated comprehensive income (loss), net of tax	273	5,388	(5,152)
Continuing operation [member]
Attributable to:
Equity holders of the parent	280	5,535	(1,502)
Non-controlling interest	$ (7)	$ (147)	(1,211)
Discontinued operations [member]
Attributable to:
Equity holders of the parent			(1,450)
Non-controlling interest			$ (989)